Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares	Treasury Stock, Common [Member] CNY (¥) shares		Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	AOCI Including Portion Attributable to Noncontrolling Interest [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2022	¥ 711	¥ (10)		¥ 2,657,433	¥ 529	¥ 14,557	¥ (2,280,543)	¥ (13)		¥ 392,664
Balance, shares at Dec. 31, 2022 | shares	1,050,177,260
Treasury stock balance, shares at Dec. 31, 2022 | shares		(15,355,210)
Net income (loss)							(126,651)	(7,864)		(134,515)
Issuance of treasury stock for share incentive plan	¥ 14	¥ (14)
Issuance of treasury stock for share incentive plan, shares | shares	20,000,000	(20,000,000)
Repurchase of common shares		¥ (951)								(951)
Repurchase of common shares | shares		(9,165,200)
Capital injection in subsidiary by non-controlling interests shareholder				3,795				(1,496)		2,299
Share-based compensation				23,951						23,951
Vesting of restricted share units		¥ 11		3,271						3,282
Vesting of restricted shares units, shares | shares		17,137,010
Exercise of options		¥ 6								¥ 6
Exercise of options, shares | shares		7,506,980							4,632,000	4,632,000
Appropriation to statutory reserves					1,113		(1,113)
Foreign currency translation adjustment						3,366		(89)		3,277
Balance at Dec. 31, 2023	¥ 725	¥ (958)		2,688,450	1,642	17,923	(2,408,307)	(9,462)		290,013
Balance, shares at Dec. 31, 2023 | shares	1,070,177,260
Treasury stock balance, shares at Dec. 31, 2023 | shares		(19,876,420)
Net income (loss)							(69,580)	(11,396)		(80,976)
Repurchase of common shares		¥ (9,241)								(9,241)
Repurchase of common shares | shares		(87,563,400)
Share-based compensation				13,143						13,143
Vesting of restricted share units		¥ 10		1,554						1,564
Vesting of restricted shares units, shares | shares		13,975,600
Exercise of options		¥ 7								¥ 7
Exercise of options, shares | shares		10,180,000							8,729,000	8,729,000
Appropriation to statutory reserves					1,813		(1,813)
Foreign currency translation adjustment						(79)		(126)		(205)
Capital reduction in VIEs					(850)	11,959	(11,109)
Balance at Dec. 31, 2024	¥ 725	¥ (10,182)		2,703,147	2,605	29,803	(2,490,809)	(20,984)		214,305
Balance, shares at Dec. 31, 2024 | shares	1,070,177,260
Treasury stock balance, shares at Dec. 31, 2024 | shares		(83,284,220)
Net income (loss)							226,482	(5,833)	$ 31,552	220,649
Repurchase of common shares		¥ (28,756)								(28,756)
Repurchase of common shares | shares		(190,250,400)
Share-based compensation				3,824						3,824
Vesting of restricted share units			[1]
Vesting of restricted shares units, shares | shares		48,600
Exercise of options		¥ 26								¥ 26
Exercise of options, shares | shares		36,623,380							36,623,000	36,623,000
Appropriation to statutory reserves					11,787		(11,787)
Foreign currency translation adjustment						(5,520)		51		(5,469)
Capital reduction in VIEs						8,494	(8,494)
Cancelation of repurchase common shares	¥ (135)	¥ 28,756		(28,621)
Cancellation of repurchase common shares | shares	(190,250,400)	190,250,400
Dividends declared							(30,283)			(30,283)
Balance at Dec. 31, 2025	¥ 590	¥ (10,156)		¥ 2,678,350	¥ 14,392	¥ 32,777	¥ (2,314,891)	¥ (26,766)	$ 53,524	¥ 374,296
Balance, shares at Dec. 31, 2025 | shares	879,926,860
Treasury stock balance, shares at Dec. 31, 2025 | shares		(46,612,240)

[1]	The balance of ordinary shares equals to 1,000*0.0001, which is less than one.